LEASES (Narrative) (Details)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Lessee, Lease, Description [Line Items]
Weighted average remaining lease term (in years)	4 years 9 months 18 days	5 years 8 months 12 days
Number of years in which lease term can be extended	5 years
Maximum [Member]
Lessee, Lease, Description [Line Items]
Weighted average remaining lease term (in years)	6 years